Document and Entity Information	12 Months Ended
Jun. 30, 2020 shares
Document Information [Line Items]
Entity Registrant Name	Endava plc
Entity Central Index Key	0001656081
Entity Filer Category	Large Accelerated Filer
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Document Type	20-F
Document Period End Date	Jun. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Annual Report	true
Amendment Flag	false
Entity Shell Company	false
Entity Emerging Growth Company	false
Document Transition Report	false
Entity Interactive Data Current	Yes
ICFR Auditor Attestation Flag	true
Entity Common Stock, Shares Outstanding	54,928,169
Class A ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	28,823,893
Class B ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	20,455,733
Class C ordinary shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	5,648,543